POST-EMPLOYMENT BENEFITS - Conciliation of the present value of the defined benefit obligations (Details) - Other post-employment benefit obligations - Present value of the defined benefit obligations - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Post-Employments
Value of actuarial liabilities at the start of the year	R$ 246,207	R$ 315,429
Subsidiaries held for sale		(33,733)
Current cost of service	7,253	10,827
Taxes on actuarial liabilities	15,546	26,577
Benefits paid during the year	(116,930)	(256,038)
Health plan deduction	(5,555)	(14,523)
Loss on actuarial liabilities arising from reassessment	49,660	197,668
Actuarial losses arising from demographic assumption changes	69,803	17,567
Actuarial losses arising from financial assumption changes	1,162	70,303
Actuarial losses arising from adjustments from experience	(21,306)	109,798
Present value of actuarial liabilities at the end of the year	R$ 196,181	R$ 246,207